Nature of Operations	9 Months Ended
Jan. 31, 2025
Disclosure Of Nature Of Operations [Abstract]
Nature Of Operations
1.
NATURE OF OPERATIONS

ImmunoPrecise Antibodies Ltd. (the "Company" or "IPA") was incorporated under the laws of Alberta on November 22, 1983. The Company is listed on the Nasdaq Capital Market ("Nasdaq") under the trading ticker symbol "IPA". The Company is a supplier of custom antibody discovery services. The address of the Company's corporate office is Industrious 823 Congress Ave Suite 300 Austin, Texas 78701.

Going concern basis

The condensed interim consolidated financial statements have been prepared on the basis of accounting principles applicable to a going concern. The Company has incurred operating losses since its inception, including $21.5 million for the three months ended January 31, 2025, and has accumulated a deficit of $126.6 million as of January 31, 2025. The Company had $13.0 million cash on hand as of January 31, 2025. The Company expects its cash on hand as of January 31, 2025 will be insufficient to fund the Company's operations for at least one year from the date these financial statements are available to be issued. These conditions raise material uncertainties which cast significant doubt as to whether the Company will be able to continue as a going concern should it not be able to obtain financing necessary to fund its planned revenue growth and working capital requirements.

The Company will need to raise additional funds to finance its operations and strategic goals and there can be no assurances that sufficient funding, including adequate financing, will be available. The ability of the Company to arrange additional financing in the future depends in part on the prevailing capital market conditions and profitability of its operations. If the Company is unable to raise sufficient funds, reductions in expenditures will be required, and this may impact the future growth plans of the Company.

Nasdaq Deficiency Notice

On August 19, 2024, the Company first received written notification (the "Notification Letter") from The Nasdaq Stock MarketLLC indicating that the Company is not in compliance with the minimum bid price requirement set forth in the Nasdaq Rule5450(a)(1) based on the closing bid price of the Common Shares of IPA (the “Common Shares”)being less than U.S.$1.00 per share for the 30 consecutive business days (the “Minimum Bid Requirement”) from July 5,2024 to August 15, 2024. The Company was given a 180-day compliance period, or until February 17, 2025, to regain compliance with the Minimum Bid Requirement.

The Company did not regain compliance during the first 180-calendar-day compliance period. However, on February 20, 2025,the Company transferred its securities to the Nasdaq Capital Market and was granted an additional 180-day compliance period,or until August 18, 2025, to regain compliance with the Minimum Bid Requirement.

The Notification Letter is only a notification of deficiency, it is not a notice of imminent delisting, and it has no current immediate effect on the listing or trading of the Common Shares on Nasdaq. Nasdaq’s determination is based on the Company meeting the continued listing requirement for market value of publicly held shares and all other applicable requirements for initial listing on the Nasdaq Capital Market, with the exception of the Minimum Bid Requirement.

If at any time before August 18, 2025, the bid price of the Common Shares closes at or above U.S.$1.00 per share for a minimum of 10 consecutive trading days, the Company will regain compliance with the Nasdaq Listing Rules, and the matter will be closed. However, Nasdaq may, in its discretion, require the Common Shares to maintain a bid price of at least U.S.$1.00for a period in excess of ten consecutive business days, but generally no more than 20 consecutive business days, before determining that the Company has demonstrated an ability to maintain long-term compliance. If the Company does not regain compliance with the Bid Price Rule by August 18, 2025, and is not eligible for an additional compliance period at that time, the Nasdaq Staff will provide written notification to the Company that its common stock may be delisted. The Company would then be entitled to appeal the Nasdaq Staff’s determination to a NASDAQ Listing Qualifications Panel and request a hearing. There can be no assurance that, if the Company does appeal a delisting determination by the Nasdaq Staff to the NASDAQ Listing Qualifications Panel, that such appeal would be successful. However, there can be no assurance that the Company will be able to regain compliance with the Bid Price Rule. The Company is not aware of any other significant changes to the risks and uncertainties disclosed at that time.